Liquidity (Details) - USD ($)			12 Months Ended
	Mar. 13, 2024	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity [Line Items]
Net loss			$ (53,329,187)	$ (6,978,576)
Negative cash flows from operations			(25,764,078)	(6,034,149)
Cash and cash equivalents			16,446,030	$ 2,330,405
Working capital			$ 17,168,547
Forecast [Member]
Liquidity [Line Items]
Percentage of convertible note	9.75%
Convertible note	$ 10,000,000
Business Combination [Member]
Liquidity [Line Items]
Proceeds total		$ 34,938,880